Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 2,594	$ 4,650	$ 5,205
Loss (income) from discontinued operations, net of tax	43	80	(4,860)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	814	893	915
Impairment of goodwill	0	0	311
Changes in fair values of investments	(33)	(123)	(99)
Pension and other employee benefits			50
Pension and other employee benefits	(125)	(216)
Deferred taxes	(344)	(289)	(280)
Losses from extinguishment of debt	0	0	162
Loss from equity-accounted companies	102	100	66
Net loss (gain) from derivatives and foreign exchange	(23)	49	(2)
Net gain from sale of property, plant and equipment	(84)	(38)	(37)
Net loss (gain) from sale of businesses	7	(2,193)	2
Other	66	117	90
Changes in operating assets and liabilities:
Trade receivables, net	(831)	(142)	(100)
Contract assets and liabilities	416	29	186
Inventories, net	(1,599)	(771)	196
Accounts payable, trade	395	659	(13)
Accrued liabilities	136	454	(92)
Provisions, net	(70)	(48)	243
Income taxes payable and receivable	(94)	117	(76)
Other assets and liabilities, net	(36)	10	8
Net cash provided by operating activities - continuing operations	1,334	3,338	1,875
Net cash used in operating activities - discontinued operations	(47)	(8)	(182)
Net cash provided by operating activities	1,287	3,330	1,693
Investing activities:
Purchases of investments	(321)	(1,528)	(5,933)
Purchases of property, plant and equipment and intangible assets	(762)	(820)	(694)
Acquisition of businesses (net of cash acquired) and increases in cost- and equity-accounted companies	(288)	(241)	(121)
Proceeds from sale of investments	697	2,272	4,341
Proceeds from maturity of investments	73	81	11
Proceeds from sales of property, plant and equipment	127	93	114
Proceeds from sales of businesses (net of transaction costs and cash disposed) and cost- and equity-accounted companies	1,541	2,958	(136)
Net cash from settlement of foreign currency derivatives	(166)	(121)	138
Changes in loans receivable, net	320	(19)	(3)
Other investing activities	(14)	(4)	11
Net cash provided by (used in) investing activities - continuing operations	1,207	2,671	(2,272)
Net cash provided by (used in) investing activities - discontinued operations	(226)	(364)	9,032
Net cash provided by investing activities	981	2,307	6,760
Financing activities:
Net changes in debt with maturities of 90 days or less	1,366	(83)	(587)
Increase in debt	3,849	1,400	343
Repayment of debt	(2,703)	(1,538)	(3,459)
Delivery of shares	394	826	412
Purchase of treasury stock	(3,553)	(3,708)	(3,048)
Dividends paid	(1,698)	(1,726)	(1,736)
Cash associated with the spin-off of the Turbocharging Division	(172)	0	0
Dividends paid to noncontrolling shareholders	(99)	(98)	(82)
Proceeds from issuance of subsidiary shares	216	0	0
Other financing activities	6	(41)	(49)
Net cash used in financing activities - continuing operations	(2,394)	(4,968)	(8,206)
Net cash provided by financing activities - discontinued operations	0	0	31
Net cash used in financing activities	(2,394)	(4,968)	(8,175)
Effects of exchange rate changes on cash and equivalents and restricted cash	(189)	(81)	79
Net change in cash and equivalents and restricted cash	(315)	588	357
Cash and equivalents and restricted cash, beginning of period	4,489	3,901	3,544
Cash and equivalents and restricted cash, end of period	4,174	4,489	3,901
Supplementary disclosure of cash flow information:
Interest paid	90	132	189
Income taxes paid	$ 1,188	$ 1,292	$ 905